Employee Benefit - Sensitivity Analysis of One-percentage Point Change in Assumed Rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Assumption - 1% increase	$ (777)	$ (721)
Assumption - 1% decrease	908	844
Rate of salary increase [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Assumption - 1% increase	869	808
Assumption - 1% decrease	$ (762)	$ (707)